Federal Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Future policy benefits and claims	$ 1,295	$ 1,193
Derivatives	94	574
Tax credit carryforwards	288	185
Other	478	330
Gross deferred tax assets	2,155	2,282
Valuation allowance	(18)	(18)
Net deferred tax assets	2,137	2,264
Deferred tax liabilities:
Deferred policy acquisition costs	(874)	(963)
Available-for-sale securities	(1,338)	(840)
Value of business acquired	(81)	(86)
Other	(158)	(148)
Gross deferred tax liabilities	(2,451)	(2,030)
Net deferred tax (liability)asset	$ (314)	$ 227